Income Taxes (Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 5.5	$ 5.7	$ 6.0
Additions for tax positions of prior year	2.0	0.1	0.2
Reductions for tax positions of prior years	(1.5)	(0.2)	(0.5)
Settlements	0	(0.1)	0
Mead C&OP Acquisition	50.3	0	0
Balance at end of year	$ 56.3	$ 5.5	$ 5.7